Document and Entity Information	12 Months Ended
Dec. 31, 2021 shares
Entity Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-36206
Amendment Flag	false
Document Period End Date	Dec. 31, 2021
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Entity Registrant Name	BIT Mining Limited
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Units 813 & 815, Level 8, Core F
Entity Address, Address Line Two	Cyberport 3, 100 Cyberport Road
Entity Address, Country	HK
Entity Central Index Key	0001517496
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Accelerated Filer
Entity Shell Company	false
Entity Emerging Growth Company	false
Document Accounting Standard	U.S. GAAP
ICFR Auditor Attestation Flag	true
Auditor Name	MaloneBailey, LLP
Auditor Firm ID	206
Auditor Location	Houston, Texas
Business Contact [Member]
Entity Information [Line Items]
Entity Address, Address Line One	Units 813 & 815,Level 8, Core F
Entity Address, Address Line Two	Cyberport 3, 100 Cyberport Road
Entity Address, Country	HK
Contact Personnel Name	Qiang Yuan
Class A Ordinary shares [Member]
Entity Information [Line Items]
Title of 12(b) Security	Class A ordinary shares, par value US$0.00005 per share
Entity Common Stock, Shares Outstanding	710,078,070
Class B Ordinary shares [Member]
Entity Information [Line Items]
Entity Common Stock, Shares Outstanding	99
ADS [Member]
Entity Information [Line Items]
Title of 12(b) Security	American Depositary Shares, each representing ten (10) Class A ordinary shares
Trading Symbol	BTCM
Security Exchange Name	NYSE